Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.7%
Alumina Ltd.	1,977,601	$3,092,803
AMP Ltd.	2,634,018	3,329,987
Aurizon Holdings Ltd.	1,554,982	6,320,699
AusNet Services	1,506,596	1,920,243
Australia & New Zealand Banking Group Ltd.	2,246,534	41,386,828
Bank of Queensland Ltd.	329,086	2,051,851
Bendigo & Adelaide Bank Ltd.	380,771	2,793,838
BHP Group Ltd.	2,336,447	57,868,547
BHP Group PLC	1,670,906	35,346,845
BlueScope Steel Ltd.	206,603	1,897,381
Boral Ltd.	915,217	3,171,610
Challenger Ltd.	444,629	2,438,364
Coles Group Ltd.	442,631	4,571,210
Commonwealth Bank of Australia	701,450	38,013,548
Fortescue Metals Group Ltd.	1,100,966	6,758,330
Harvey Norman Holdings Ltd.	429,156	1,209,278
Lendlease Group	448,163	5,770,761
National Australia Bank Ltd.	2,231,363	43,982,087
Orica Ltd.	148,827	2,348,037
Rio Tinto Ltd.	295,564	18,505,789
Scentre Group	4,196,895	11,074,258
South32 Ltd.	4,013,215	7,050,507
Stockland	1,880,320	6,334,734
Telstra Corp. Ltd.	3,284,978	7,898,519
TPG Telecom Ltd.	112,670	507,661
Vicinity Centres	2,544,685	4,680,940
Wesfarmers Ltd.	898,810	24,620,792
Westpac Banking Corp.	2,734,140	53,138,780
Woodside Petroleum Ltd.	749,398	16,624,789

		414,709,016

Austria — 0.4%
Erste Group Bank AG	239,561	8,464,326
OMV AG	116,952	6,826,586
Raiffeisen Bank International AG	113,787	2,799,171
voestalpine AG	94,945	2,378,026

		20,468,109

Belgium — 0.7%
Ageas	145,365	8,374,797
Groupe Bruxelles Lambert SA	63,179	6,342,302
KBC Group NV	197,036	13,822,491
Proximus SADP	121,806	3,741,132
Solvay SA	59,433	6,464,880

		38,745,602

Denmark — 0.2%
AP Moller — Maersk A/S, Class A	1,076	1,292,048
AP Moller — Maersk A/S, Class B, NVS	1,818	2,318,251
Danske Bank A/S	515,182	7,354,247
Pandora A/S	53,376	2,625,912

		13,590,458

Finland — 1.5%
Elisa OYJ	73,742	4,028,777
Fortum OYJ	176,378	4,307,431
Nokia OYJ	4,466,231	16,410,697
Nokian Renkaat OYJ	98,798	2,821,736
Nordea Bank Abp	2,535,631	18,588,960
Nordea Bank Abp, New	36,189	264,694
Orion OYJ, Class B	53,919	2,390,550

Security	Shares	Value

Finland (continued)
Sampo OYJ, Class A	354,825	$14,543,923
Stora Enso OYJ, Class R	459,396	5,958,108
UPM-Kymmene OYJ	423,108	13,755,265

		83,070,141

France — 10.3%
Amundi SA(a)	49,113	3,506,749
Arkema SA	26,701	2,729,863
AXA SA	1,532,751	40,501,694
BNP Paribas SA	890,491	46,504,649
Bollore SA	365,264	1,581,127
Bouygues SA	176,384	7,477,751
Carrefour SA	469,686	7,993,703
Casino Guichard Perrachon SA(b)	44,280	2,389,527
Cie. de Saint-Gobain	387,158	15,752,598
Cie. Generale des Etablissements Michelin SCA	47,358	5,764,296
CNP Assurances	135,323	2,684,303
Covivio	36,197	4,098,895
Credit Agricole SA	901,202	11,748,409
Electricite de France SA	479,793	4,952,423
Engie SA	1,438,768	24,069,409
Eutelsat Communications SA	139,386	2,643,603
Faurecia SE	20,944	976,239
Gecina SA	36,435	6,251,774
ICADE	24,027	2,353,544
Imerys SA	27,526	1,063,159
Klepierre SA	160,909	5,994,113
Natixis SA	740,334	3,395,497
Orange SA	1,578,031	25,422,070
Peugeot SA	162,397	4,112,747
Publicis Groupe SA	168,361	7,240,925
Renault SA	152,896	7,805,673
Sanofi	892,200	82,238,580
Schneider Electric SE	216,027	20,066,546
SCOR SE	65,136	2,745,435
SES SA	290,934	5,637,966
Societe BIC SA	19,928	1,383,985
Societe Generale SA	606,632	17,224,289
Suez	268,781	4,190,623
TOTAL SA	1,893,288	99,560,802
Unibail-Rodamco-Westfield	99,023	15,317,368
Unibail-Rodamco-Westfield, New	9,776	1,512,200
Valeo SA	191,797	7,134,041
Veolia Environnement SA	209,325	5,504,386
Vinci SA	402,844	45,212,974

		556,743,935

Germany — 8.1%
1&1 Drillisch AG(b)	41,036	1,097,848
Allianz SE, Registered	218,870	53,475,954
BASF SE	727,817	55,402,040
Bayer AG, Registered	739,052	57,370,365
Bayerische Motoren Werke AG	267,594	20,512,779
Commerzbank AG	283,966	1,699,035
Continental AG	88,208	11,797,308
Covestro AG(a)	137,730	6,615,001
Daimler AG, Registered	726,399	42,473,455
Delivery Hero SE(a)(c)	43,751	2,051,519
Deutsche Bank AG, Registered	1,554,730	11,264,073
Deutsche Lufthansa AG, Registered	184,986	3,208,173
Deutsche Post AG, Registered	782,944	27,733,368

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	2,643,701	$46,506,873
Deutsche Wohnen SE	97,402	3,664,238
Evonik Industries AG	148,871	3,927,982
Hannover Rueck SE	47,661	8,443,876
HeidelbergCement AG	117,841	8,758,490
METRO AG	140,734	2,292,346
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	57,480	15,967,771
RTL Group SA	31,142	1,582,918
RWE AG	434,309	13,242,398
Telefonica Deutschland Holding AG	722,161	2,292,158
TUI AG	341,621	4,464,779
Uniper SE	160,284	4,996,257
Volkswagen AG	26,611	5,044,089
Vonovia SE	403,130	21,457,678

		437,342,771

Hong Kong — 3.6%
ASM Pacific Technology Ltd.	220,900	3,091,816
Bank of East Asia Ltd. (The)	1,012,000	2,440,359
BOC Hong Kong Holdings Ltd.	2,900,500	9,991,898
CK Asset Holdings Ltd.	2,058,500	14,366,453
CK Hutchison Holdings Ltd.	2,131,000	19,712,097
CK Infrastructure Holdings Ltd.	518,500	3,734,428
CLP Holdings Ltd.	1,319,500	13,695,513
Dairy Farm International Holdings Ltd.	110,500	666,315
Hang Lung Properties Ltd.	1,527,088	3,362,918
Hang Seng Bank Ltd.	595,700	12,449,527
Henderson Land Development Co. Ltd.	1,178,794	5,903,220
HK Electric Investments & HK Electric Investments Ltd.	1,932,000	1,927,637
HKT Trust & HKT Ltd.	2,925,000	4,552,994
Hongkong Land Holdings Ltd.	910,800	5,009,400
Hysan Development Co. Ltd.	542,000	2,140,283
Jardine Matheson Holdings Ltd.	172,600	9,858,912
Jardine Strategic Holdings Ltd.	172,800	5,586,624
Kerry Properties Ltd.	367,000	1,189,354
MTR Corp. Ltd.	1,239,000	7,113,694
New World Development Co. Ltd.	4,761,000	6,827,722
NWS Holdings Ltd.	1,279,000	1,906,008
PCCW Ltd.	3,367,000	2,001,891
Power Assets Holdings Ltd.	1,104,500	7,884,555
Sands China Ltd.	1,909,200	9,439,185
Sino Land Co. Ltd.	2,542,000	3,807,632
SJM Holdings Ltd.	1,460,000	1,564,745
Sun Hung Kai Properties Ltd.	1,252,500	19,000,759
Swire Pacific Ltd., Class A	205,000	1,953,826
Wharf Holdings Ltd. (The)	1,022,419	2,324,599
Wharf Real Estate Investment Co. Ltd.	986,419	5,814,532
Wheelock & Co. Ltd.	439,000	2,719,350
Yue Yuen Industrial Holdings Ltd.	650,000	1,832,808

		193,871,054

Ireland — 0.2%
AIB Group PLC	650,900	2,085,580
Bank of Ireland Group PLC	775,774	3,732,004
Flutter Entertainment PLC	64,553	6,670,362
Irish Bank Resolution Corp. Ltd.(c)(d)	246,432	3

		12,487,949

Israel — 0.6%
Azrieli Group Ltd.	33,936	2,614,870
Bank Hapoalim BM	898,531	7,188,656

Security	Shares	Value

Israel (continued)
Bank Leumi Le-Israel BM	1,193,253	$8,689,779
Israel Chemicals Ltd.	557,057	2,474,193
Israel Discount Bank Ltd., Class A	474,517	2,168,189
Teva Pharmaceutical Industries Ltd., ADR(c)	868,350	7,077,053

		30,212,740

Italy — 3.6%
Assicurazioni Generali SpA	869,126	17,623,224
Atlantia SpA	392,919	9,705,297
Enel SpA	6,425,519	49,750,319
Eni SpA	2,012,694	30,470,936
Fiat Chrysler Automobiles NV	304,833	4,736,733
Intesa Sanpaolo SpA	11,806,774	29,584,838
Mediobanca Banca di Credito Finanziario SpA	489,072	5,810,996
Poste Italiane SpA(a)	414,073	5,026,133
Snam SpA	1,643,513	8,434,497
Telecom Italia SpA/Milano(c)	7,335,845	4,294,271
Telecom Italia SpA/Milano, NVS	4,749,539	2,749,031
Tenaris SA	189,299	1,912,128
Terna Rete Elettrica Nazionale SpA	1,117,162	7,383,451
UniCredit SpA	1,589,228	20,155,727

		197,637,581

Japan — 25.3%
Aeon Co. Ltd.	248,400	5,020,619
AEON Financial Service Co. Ltd.	103,700	1,592,359
Aeon Mall Co. Ltd.	28,700	460,878
AGC Inc./Japan	146,500	5,190,278
Air Water Inc.	120,000	2,266,685
Aisin Seiki Co. Ltd.	127,800	5,154,322
Amada Holdings Co. Ltd.	261,600	3,007,898
Aozora Bank Ltd.	100,900	2,604,985
Asahi Kasei Corp.	1,010,200	11,321,005
Bank of Kyoto Ltd. (The)	44,000	1,766,431
Bridgestone Corp.	448,000	18,743,851
Brother Industries Ltd.	165,600	3,147,939
Canon Inc.	794,600	21,771,474
Central Japan Railway Co.	113,900	23,490,130
Chiba Bank Ltd. (The)	447,200	2,461,348
Chubu Electric Power Co. Inc.	263,700	3,965,074
Chugoku Electric Power Co. Inc. (The)	110,500	1,472,924
Coca-Cola Bottlers Japan Holdings Inc.	60,200	1,373,788
Concordia Financial Group Ltd.	851,100	3,511,314
Credit Saison Co. Ltd.	133,200	1,944,310
Dai Nippon Printing Co. Ltd.	193,300	5,199,726
Daicel Corp.	186,100	1,680,159
Dai-ichi Life Holdings Inc.	857,700	14,166,073
Daiichi Sankyo Co. Ltd.	156,800	10,356,154
Daiwa House Industry Co. Ltd.	291,500	10,071,250
Daiwa House REIT Investment Corp.	1,495	4,349,267
Daiwa Securities Group Inc.	1,223,100	5,540,466
Denso Corp.	344,800	16,145,207
Dentsu Inc.	173,600	6,246,742
Electric Power Development Co. Ltd.	122,920	2,994,970
FANUC Corp.	100,100	20,000,555
Fuji Electric Co. Ltd.	96,100	3,084,658
Fukuoka Financial Group Inc.	138,100	2,695,444
Hankyu Hanshin Holdings Inc.	95,400	3,838,768
Hino Motors Ltd.	202,900	1,936,939
Hirose Electric Co. Ltd.	18,690	2,373,745
Hisamitsu Pharmaceutical Co. Inc.	27,700	1,299,098

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Chemical Co. Ltd.	55,400	$1,837,186
Hitachi Construction Machinery Co. Ltd.	82,900	2,165,576
Hitachi Ltd.	272,600	10,260,482
Hitachi Metals Ltd.	165,000	2,087,970
Honda Motor Co. Ltd.	1,283,100	34,918,646
Idemitsu Kosan Co. Ltd.	151,983	4,505,856
IHI Corp.	119,900	2,995,698
Iida Group Holdings Co. Ltd.	104,100	1,744,870
Inpex Corp.	828,000	7,724,324
Isetan Mitsukoshi Holdings Ltd.	246,100	1,975,994
Isuzu Motors Ltd.	283,600	3,325,128
ITOCHU Corp.	1,070,000	22,477,869
J Front Retailing Co. Ltd.	186,800	2,393,210
Japan Airlines Co. Ltd.	92,500	2,886,962
Japan Post Bank Co. Ltd.	310,600	3,108,729
Japan Post Holdings Co. Ltd.	1,259,200	11,601,343
Japan Prime Realty Investment Corp.	634	3,043,763
Japan Real Estate Investment Corp.	1,067	7,274,215
Japan Retail Fund Investment Corp.	2,043	4,762,370
Japan Tobacco Inc.	940,300	21,362,350
JFE Holdings Inc.	388,200	4,908,833
JSR Corp.	153,300	2,905,617
JTEKT Corp.	165,600	2,135,391
JXTG Holdings Inc.	2,555,650	12,042,441
Kajima Corp.	180,900	2,503,366
Kamigumi Co. Ltd.	82,800	1,879,573
Kansai Electric Power Co. Inc. (The)	568,500	6,649,722
Kawasaki Heavy Industries Ltd.	56,900	1,380,590
KDDI Corp.	1,390,900	38,585,718
Kintetsu Group Holdings Co. Ltd.	50,200	2,744,387
Kobe Steel Ltd.	249,300	1,355,982
Komatsu Ltd.	740,000	17,516,859
Konica Minolta Inc.	362,600	2,679,963
Kubota Corp.	304,000	4,870,524
Kuraray Co. Ltd.	250,700	3,010,116
Kyushu Electric Power Co. Inc.	197,400	1,975,735
Kyushu Railway Co.	130,000	4,305,074
LIXIL Group Corp.	208,900	3,915,003
Marubeni Corp.	1,216,500	8,617,508
Marui Group Co. Ltd.	100,300	2,242,497
Maruichi Steel Tube Ltd.	48,500	1,336,941
Mazda Motor Corp.	450,900	4,191,800
Mebuki Financial Group Inc.	708,420	1,815,201
Medipal Holdings Corp.	105,700	2,426,783
Mitsubishi Chemical Holdings Corp.	1,017,600	7,818,496
Mitsubishi Corp.	1,056,700	27,017,426
Mitsubishi Electric Corp.	1,440,700	20,743,255
Mitsubishi Gas Chemical Co. Inc.	137,700	1,965,414
Mitsubishi Heavy Industries Ltd.	251,300	10,232,853
Mitsubishi Materials Corp.	82,800	2,397,336
Mitsubishi Motors Corp.	532,500	2,453,032
Mitsubishi Tanabe Pharma Corp.	193,100	2,325,667
Mitsubishi UFJ Financial Group Inc.	9,746,500	51,371,867
Mitsubishi UFJ Lease & Finance Co. Ltd.	313,900	1,942,548
Mitsui & Co. Ltd.	1,322,000	22,837,380
Mitsui Chemicals Inc.	155,000	3,732,159
Mitsui Fudosan Co. Ltd.	464,200	11,941,540
Mitsui OSK Lines Ltd.	86,500	2,381,240
Mizuho Financial Group Inc.	19,100,300	29,824,066
MS&AD Insurance Group Holdings Inc.	192,208	6,238,915

Security	Shares	Value

Japan (continued)
NEC Corp.	200,500	$7,975,117
NGK Insulators Ltd.	137,000	2,121,437
NGK Spark Plug Co. Ltd.	126,700	2,598,343
NH Foods Ltd.	70,100	2,947,176
Nikon Corp.	248,400	3,193,895
Nippon Building Fund Inc.	711	5,393,090
Nippon Electric Glass Co. Ltd.	64,500	1,467,143
Nippon Prologis REIT Inc.	1,484	4,145,673
Nippon Steel Corp.	643,600	9,474,949
Nippon Telegraph & Telephone Corp.	509,200	25,322,226
Nippon Yusen KK	52,200	947,862
Nissan Motor Co. Ltd.	1,835,200	11,703,315
Nisshin Seifun Group Inc.	47,930	953,235
Nitto Denko Corp.	126,400	7,062,171
Nomura Holdings Inc.	2,640,400	12,097,406
Nomura Real Estate Holdings Inc.	100,900	2,402,448
Nomura Real Estate Master Fund Inc.	3,205	6,122,127
NSK Ltd.	292,400	2,748,054
NTT DOCOMO Inc.	1,046,600	28,801,952
Obayashi Corp.	337,900	3,500,745
ORIX Corp.	1,047,900	16,541,708
Osaka Gas Co. Ltd.	292,500	5,744,207
Otsuka Holdings Co. Ltd.	151,800	6,372,216
Panasonic Corp.	1,739,000	14,749,448
Resona Holdings Inc.	1,633,600	7,179,347
Ricoh Co. Ltd.	524,500	4,706,212
Rinnai Corp.	5,800	428,676
Sankyo Co. Ltd.	36,600	1,284,834
SBI Holdings Inc./Japan	190,400	4,174,164
Seiko Epson Corp.	235,300	3,347,592
Sekisui House Ltd.	496,800	10,762,736
Shimamura Co. Ltd.	19,200	1,635,743
Shimizu Corp.	242,200	2,271,780
Shinsei Bank Ltd.	159,200	2,506,437
Shizuoka Bank Ltd. (The)	342,100	2,632,877
Showa Denko KK	38,700	1,100,805
Sony Financial Holdings Inc.	79,000	1,709,273
Subaru Corp.	504,500	14,574,289
SUMCO Corp.	113,200	1,906,824
Sumitomo Chemical Co. Ltd.	1,164,700	5,376,119
Sumitomo Corp.	939,900	15,328,095
Sumitomo Electric Industries Ltd.	577,600	7,995,730
Sumitomo Heavy Industries Ltd.	49,000	1,538,828
Sumitomo Metal Mining Co. Ltd.	186,200	6,297,093
Sumitomo Mitsui Financial Group Inc.	1,049,400	37,664,049
Sumitomo Mitsui Trust Holdings Inc.	265,305	9,757,668
Sumitomo Rubber Industries Ltd.	133,200	1,777,971
Suzuken Co. Ltd./Aichi Japan	28,160	1,510,827
T&D Holdings Inc.	424,500	4,790,620
Taiheiyo Cement Corp.	100,900	2,874,724
Taisho Pharmaceutical Holdings Co. Ltd.	20,500	1,473,429
Takeda Pharmaceutical Co. Ltd.	1,170,469	42,529,043
Teijin Ltd.	136,900	2,763,201
THK Co. Ltd.	86,800	2,533,222
Toho Gas Co. Ltd.	35,100	1,371,791
Tohoku Electric Power Co. Inc.	333,600	3,437,680
Tokio Marine Holdings Inc.	503,900	27,351,974
Tokyo Electric Power Co. Holdings Inc.(c)	1,205,200	5,596,507
Tokyo Gas Co. Ltd.	309,900	7,585,176
Tokyu Fudosan Holdings Corp.	462,800	3,086,618

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toppan Printing Co. Ltd.	221,000	$4,111,105
Toray Industries Inc.	1,108,400	7,901,983
Toshiba Corp.	415,400	14,236,687
Tosoh Corp.	213,900	2,963,991
TOTO Ltd.	37,500	1,545,373
Toyo Seikan Group Holdings Ltd.	113,800	1,817,979
Toyo Suisan Kaisha Ltd.	36,200	1,526,960
Toyoda Gosei Co. Ltd.	21,000	496,517
Toyota Industries Corp.	112,500	6,826,696
Toyota Motor Corp.	1,810,616	126,318,541
Toyota Tsusho Corp.	165,600	5,775,052
Trend Micro Inc./Japan	36,500	1,856,991
United Urban Investment Corp.	2,233	4,502,974
USS Co. Ltd.	55,200	1,075,355
West Japan Railway Co.	129,700	11,298,135
Yamada Denki Co. Ltd.	496,900	2,403,947
Yamaha Motor Co. Ltd.	215,800	4,271,884
Yamazaki Baking Co. Ltd.	27,700	473,005
Yokohama Rubber Co. Ltd. (The)	83,100	1,873,315
Z Holdings Corp.	2,117,400	6,541,895

		1,370,984,474

Malta — 0.0%
BGP Holdings PLC(c)(d)	2,256,851	25

Netherlands — 1.5%
ABN AMRO Bank NV, CVA(a)	336,628	6,268,083
Aegon NV	1,415,701	6,121,862
AerCap Holdings NV(c)	102,396	5,926,680
ArcelorMittal	527,597	7,787,362
EXOR NV	44,110	3,381,804
ING Groep NV	3,088,992	34,903,475
NN Group NV	243,963	9,300,304
Randstad NV	92,503	5,122,899

		78,812,469

New Zealand — 0.3%
Auckland International Airport Ltd.	771,853	4,603,400
Fletcher Building Ltd.	685,826	2,014,376
Meridian Energy Ltd.	1,088,363	3,210,648
Spark New Zealand Ltd.	1,449,550	4,164,591

		13,993,015

Norway — 0.7%
DNB ASA	768,612	13,988,919
Equinor ASA	406,256	7,526,701
Gjensidige Forsikring ASA	154,767	2,897,709
Mowi ASA	123,268	3,010,139
Norsk Hydro ASA	552,310	1,952,082
Telenor ASA	584,046	10,951,022

		40,326,572

Portugal — 0.1%
EDP — Energias de Portugal SA	2,021,160	8,320,612

Singapore — 1.4%
Ascendas REIT	1,987,600	4,629,628
CapitaLand Commercial Trust	2,158,649	3,251,575
CapitaLand Mall Trust	2,181,500	4,071,428
DBS Group Holdings Ltd.	498,800	9,529,226
Golden Agri-Resources Ltd.	5,739,900	864,602
Jardine Cycle & Carriage Ltd.	82,900	1,993,084
Keppel Corp. Ltd.(b)	1,159,200	5,843,060
Oversea-Chinese Banking Corp. Ltd.	1,642,700	13,228,988

Security	Shares	Value

Singapore (continued)
Singapore Airlines Ltd.	447,400	$3,093,452
Singapore Press Holdings Ltd.(b)	177,800	290,030
Singapore Telecommunications Ltd.(b)	6,621,000	16,054,447
Suntec REIT	1,565,400	2,139,420
United Overseas Bank Ltd.	360,300	7,103,015
Yangzijiang Shipbuilding Holdings Ltd.	1,998,500	1,402,379

		73,494,334

Spain — 4.4%
ACS Actividades de Construccion y Servicios SA	209,114	8,489,720
Banco Bilbao Vizcaya Argentaria SA	5,308,786	27,973,149
Banco de Sabadell SA	4,488,545	4,926,524
Banco Santander SA	13,347,912	53,520,430
Bankia SA	1,002,860	1,910,981
Bankinter SA	525,717	3,636,402
CaixaBank SA	2,843,352	8,136,660
Enagas SA	166,679	4,126,353
Endesa SA	249,444	6,790,333
Ferrovial SA	133,450	3,939,459
Iberdrola SA	4,762,518	48,924,921
Mapfre SA	857,256	2,390,995
Naturgy Energy Group SA	237,418	6,465,612
Red Electrica Corp. SA	354,096	7,130,606
Repsol SA	1,158,989	19,007,493
Siemens Gamesa Renewable Energy SA	93,240	1,282,087
Telefonica SA	3,711,927	28,470,843

		237,122,568

Sweden — 1.7%
Hennes & Mauritz AB, Class B	639,733	13,396,524
ICA Gruppen AB	70,842	3,139,775
Industrivarden AB, Class C	132,684	2,876,980
Investor AB, Class B	358,130	18,381,749
Kinnevik AB, Class B	189,553	5,192,182
Skandinaviska Enskilda Banken AB, Class A	1,292,189	12,409,135
Skanska AB, Class B	266,147	5,676,926
Svenska Handelsbanken AB, Class A	1,216,314	12,203,161
Swedbank AB, Class A	717,973	10,064,276
Telia Co. AB	2,189,950	9,649,209

		92,989,917

Switzerland — 4.8%
ABB Ltd., Registered	1,469,533	30,812,909
Adecco Group AG, Registered	123,575	7,323,705
Baloise Holding AG, Registered	38,855	7,174,442
Credit Suisse Group AG, Registered	713,086	8,838,147
Kuehne + Nagel International AG, Registered	15,154	2,447,216
LafargeHolcim Ltd., Registered	135,916	7,008,266
Novartis AG, Registered	597,446	52,124,780
Pargesa Holding SA, Bearer	29,026	2,291,488
Swatch Group AG (The), Registered	44,288	2,372,050
Swiss Life Holding AG, Registered	26,852	13,421,238
Swiss Prime Site AG, Registered	60,091	6,187,226
Swiss Re AG	240,949	25,224,253
Swisscom AG, Registered	20,811	10,629,586
UBS Group AG, Registered	3,057,060	36,062,000
Zurich Insurance Group AG	120,087	46,915,164

		258,832,470

United Kingdom — 21.2%
3i Group PLC	763,660	11,146,619
Admiral Group PLC	150,364	3,934,224
Anglo American PLC	831,133	21,311,820

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Antofagasta PLC	299,396	$3,359,691
Aviva PLC	3,106,417	16,689,799
BAE Systems PLC	2,531,231	18,872,918
Barclays PLC	13,588,908	29,506,013
Barratt Developments PLC	800,389	6,537,356
Berkeley Group Holdings PLC	46,775	2,663,785
BP PLC	16,121,045	102,071,011
British American Tobacco PLC	1,819,151	63,604,538
British Land Co. PLC (The)	718,723	5,771,748
BT Group PLC	6,671,560	17,671,737
Carnival PLC	46,021	1,841,321
Centrica PLC	4,475,617	4,202,272
Direct Line Insurance Group PLC	1,070,239	3,768,281
easyJet PLC	125,530	2,010,954
Evraz PLC	398,605	1,893,998
GlaxoSmithKline PLC	3,953,278	90,473,416
Glencore PLC	8,723,596	26,262,291
GVC Holdings PLC	460,279	5,300,846
HSBC Holdings PLC	16,032,511	120,949,510
Imperial Brands PLC	760,137	16,646,729
Informa PLC	1,004,154	10,070,152
Investec PLC	531,753	3,011,073
ITV PLC	2,911,844	5,039,598
J Sainsbury PLC	1,390,456	3,661,472
John Wood Group PLC	273,864	1,198,867
Kingfisher PLC	1,658,947	4,447,913
Land Securities Group PLC	557,961	6,786,810
Legal & General Group PLC	4,707,181	16,062,200
Lloyds Banking Group PLC	56,186,832	41,296,847
M&G PLC(c)	2,032,739	5,623,715
Marks & Spencer Group PLC	1,548,302	3,636,355
Meggitt PLC	617,917	4,992,603
Micro Focus International PLC	276,435	3,791,691
National Grid PLC	2,690,953	31,384,087
Next PLC	107,993	9,197,875
Ocado Group PLC(c)	124,077	2,133,783
Pearson PLC	622,159	5,492,210
Persimmon PLC	252,966	7,453,482
Prudential PLC	2,032,739	35,470,440
Rio Tinto PLC	896,473	46,563,819
Royal Bank of Scotland Group PLC	3,819,948	10,513,782
Royal Dutch Shell PLC, Class A	3,449,111	99,662,070
Royal Dutch Shell PLC, Class B	2,968,733	85,205,316
Schroders PLC	98,410	3,941,249
Segro PLC	544,363	5,946,589
Severn Trent PLC	186,950	5,455,142
Smiths Group PLC	107,381	2,241,973
SSE PLC	815,912	13,551,058
Standard Chartered PLC	1,433,076	12,999,338
Standard Life Aberdeen PLC	1,952,815	7,669,266
Taylor Wimpey PLC	2,576,709	5,518,199

Security	Shares	Value

United Kingdom (continued)
United Utilities Group PLC	535,441	$6,029,270
Vodafone Group PLC	21,174,350	43,126,958
Weir Group PLC (The)	103,685	1,806,576
Wm Morrison Supermarkets PLC	1,897,543	4,882,601
WPP PLC	1,006,578	12,545,787

		1,144,901,043

Total Common Stocks — 98.3% (Cost: $5,716,569,709)		5,318,656,855

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	42,418	2,614,633
Henkel AG & Co. KGaA, Preference Shares, NVS	49,530	5,148,956
Porsche Automobil Holding SE, Preference Shares, NVS	121,338	8,934,473
Volkswagen AG, Preference Shares, NVS	146,737	27,944,822

		44,642,884

Total Preferred Stocks — 0.8% (Cost: $42,085,047)		44,642,884

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(e)(f)(g)	8,014,514	8,018,521
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(e)(f)	1,773,000	1,773,000

		9,791,521

Total Short-Term Investments — 0.2% (Cost: $9,790,443)		9,791,521

Total Investments in Securities — 99.3% (Cost: $5,768,445,199)		5,373,091,260

Other Assets, Less Liabilities — 0.7%		35,602,174

Net Assets — 100.0%		$5,408,693,434

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	31,234,058	(23,219,544)	8,014,514	$8,018,521	$143,319	(a)	$4,187	$(3,383)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,872,000	(99,000)	1,773,000	1,773,000	6,033		—	—

				$9,791,521	$149,352		$4,187	$(3,383)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	352	12/20/19	$14,173	$399,157
FTSE 100 Index	172	12/20/19	16,127	(119,178)
TOPIX Index	84	12/12/19	12,965	839,448

				$1,119,427

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,318,656,827	$—	$28	$5,318,656,855
Preferred Stocks	44,642,884	—	—	44,642,884
Money Market Funds	9,791,521	—	—	9,791,521

	$5,373,091,232	$—	$28	$5,373,091,260

Derivative financial instruments(a)
Assets
Futures Contracts	$1,238,605	$—	$—	$1,238,605
Liabilities
Futures Contracts	(119,178)	—	—	(119,178)

	$1,119,427	$—	$—	$1,119,427

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares